Stock Options Outstanding, Employees Stock Option Schemes (Detail)	12 Months Ended
	Mar. 31, 2016 ₨ / shares shares	Mar. 31, 2016 ₨ / shares $ / shares shares	Mar. 31, 2015 ₨ / shares shares	Mar. 31, 2014 ₨ / shares shares	Mar. 31, 2013 ₨ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted Average Exercise Price	₨ 952.4	₨ 952.4	₨ 773.7
Employees Stock Option Scheme
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Of Shares Arising Out Of Options | shares	128,654,300	128,654,300	109,033,000	92,476,600	65,443,045
Weighted Average Exercise Price	₨ 840.19	₨ 840.19	₨ 683.16	₨ 556.06	₨ 417.32
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	680.00	₨ 10.26
Range of exercise price, Upper Range | (per share)	₨ 835.50	₨ 12.61
Number Of Shares Arising Out Of Options | shares	5,740,800	5,740,800
Weighted Average Remaining Life	3 years 4 months 2 days	3 years 4 months 2 days
Weighted Average Exercise Price	₨ 693.00	₨ 693.00
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price | (per share)	₨ 680.00	₨ 10.26
Number Of Shares Arising Out Of Options | shares	5,133,900	5,133,900
Weighted Average Remaining Life	3 years 3 months 26 days	3 years 3 months 26 days
Weighted Average Exercise Price	₨ 680.00	₨ 680.00
Employees Stock Option Scheme | Plan "E"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	440.16	₨ 6.64
Range of exercise price, Upper Range | (per share)	₨ 680.00	₨ 10.26
Number Of Shares Arising Out Of Options | shares	37,850,200	37,850,200
Weighted Average Remaining Life	2 years 5 months 27 days	2 years 5 months 27 days
Weighted Average Exercise Price	₨ 598.71	₨ 598.71
Employees Stock Option Scheme | Plan "F"
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, Lower Range | (per share)	835.50	₨ 12.61
Range of exercise price, Upper Range | (per share)	₨ 1,097.80	₨ 16.57
Number Of Shares Arising Out Of Options | shares	79,929,400	79,929,400
Weighted Average Remaining Life	4 years 9 months 18 days	4 years 9 months 18 days
Weighted Average Exercise Price	₨ 975.41	₨ 975.41